Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Charged to Profit or Loss	Income tax charged to profit or loss was as follows:

	2018	2017	2016
	RMB million	RMB million	RMB million
Income tax	1,220	1,962	1,396
Deferred taxation (note 38)	(294)	(162)	146

	926	1,800	1,542

Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, is as follows:

	2018	2017	2016
	RMB million	RMB million	RMB million
Profit before income tax	3,856	8,610	6,497

Tax calculated at the tax rate of 25% (2017: 25%, 2016:25%)	964	2,152	1,624
Lower tax rates enacted by local authority	(93)	(87)	(102)
Share of results of associates and joint ventures	(51)	(63)	(37)
Income not subject to tax	(9)	(13)	(10)
Expenses not deductible for tax	88	38	117
Utilization of previously unrecognized tax losses	(60)	(253)	(51)
Unrecognized tax losses for the year	28	48	13
Utilization of previously unrecognized deductible temporary differences	(1)	(5)	(10)
Unrecognized deductible temporary differences	23	2	6
Adjustments in respect of current tax of previous periods	61	(8)	—
Super deduction of research and development costs	(24)	(11)	(8)

Tax charge	926	1,800	1,542

Effective tax rate	24.01%	20.91%	23.73%